Accrued Liabilities and Other Payables	12 Months Ended
Jun. 30, 2023
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

11. ACCRUED LIABILITIES AND OTHER PAYABLES

As of June 30, 2022 and 2023, accrued liabilities and other payables consisted of the following:

	As of June 30,
	2022	2023
Accrued salaries and related benefits	$43,487	$97,314
Other payables	81,226	148,197
Accrued expenses	34,583	35,850
Total	$159,296	$281,361